Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Growth Company Fund
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.68% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.68%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 69
3 years	$ 218
5 years	$ 379
10 years	$ 847
Supplement to the
Fidelity® Growth Company Fund
Class K
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.62% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.62%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774
Supplement to the
Fidelity® Growth Strategies Fund
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.70%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871
Supplement to the
Fidelity® Growth Strategies Fund
Class K
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.60% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.61%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762
Supplement to the
Fidelity® New Millennium Fund®
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.81% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Acquired fund fees and expenses	0.02%

Total annual operating expenses	0.84%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 86

3 years	$ 268

5 years	$ 466

10 years	$ 1,037

Fidelity New Millennium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® New Millennium Fund®
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.81% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Acquired fund fees and expenses	0.02%

Total annual operating expenses	0.84%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 86

3 years	$ 268

5 years	$ 466

10 years	$ 1,037

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity New Millennium Fund | Fidelity New Millennium Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.81%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	$ 1,037
Fidelity Growth Company Fund | Fidelity Growth Company Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Growth Company Fund
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.68% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.68%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 69
3 years	$ 218
5 years	$ 379
10 years	$ 847

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Growth Company Fund | Fidelity Growth Company Fund | Fidelity Growth Company Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.68%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
1 year	rr_ExpenseExampleYear01	$ 69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	$ 847
K | Fidelity Growth Company Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Growth Company Fund
Class K
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.62% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.62%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity Growth Company Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.62%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	$ 774
K | Fidelity Growth Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Growth Strategies Fund
Class K
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.60% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.61%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity Growth Strategies Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.60%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	$ 762
Fidelity Growth Strategies Fund | Fidelity Growth Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Growth Strategies Fund
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.70%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Growth Strategies Fund | Fidelity Growth Strategies Fund | Fidelity Growth Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.69%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	$ 871

[1]	Adjusted to reflect current fees.
[2]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[3]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[4]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[5]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[6]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.